Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net revenue	$ 129,606	$ 134,436	$ 137,156	$ 135,013	$ 133,753	$ 133,546	$ 138,211	$ 140,498	$ 141,200	$ 540,358	$ 553,455	$ 570,372
Operating expenses:
Cost of services	26,764				32,701					128,939	119,193	115,236
Selling, general and administrative, including stock-based and long-term incentive compensation	31,222				32,014					118,940	155,902	114,152
Amortization of subscriber accounts, deferred contract acquisition costs and other intangible assets	49,145				54,411					211,639	236,788	246,753
Depreciation	3,154				2,615					11,434	8,818	8,160
Total operating expenses	110,285				121,741					1,034,501	521,151	502,723
Operating income (loss)	19,321	(316,590)	12,280	(201,845)	12,012	14,647	12,896	(11,848)	16,609	(494,143)	32,304	67,649
Other expense:
Interest expense	37,433				36,873					180,770	145,492	127,308
Unrealized loss on derivative financial instruments	7,773				0					3,151	0	0
Refinancing expense	5,214				0					12,238	0	9,500
Total other expense	50,420				36,873					196,159	145,492	136,808
Loss before income taxes	(31,099)				(24,861)					(690,302)	(113,188)	(69,159)
Income tax expense	671				1,346					(11,552)	(1,893)	7,148
Net loss	(31,770)	$ (376,911)	$ (33,840)	$ (241,792)	(26,207)	$ (14,642)	$ (25,536)	$ (50,104)	$ (21,013)	(678,750)	(111,295)	(76,307)
Other comprehensive income (loss):
Unrealized gain (loss) on derivative contracts, net	(468)				14,406					14,378	1,582	4,589
Total other comprehensive income (loss), net of tax	(468)				14,406					14,378	1,582	4,589
Comprehensive loss	$ (32,238)				$ (11,801)					$ (664,372)	$ (109,713)	$ (71,718)